Tangible fixed assets (Tables)	12 Months Ended
Dec. 31, 2021
Tangible fixed assets
Schedule of movements in tangible fixed assets

			Total
		Other tangible	tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2020	2,859,172	—	2,859,172
Additions	23,899	2,719	26,618
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	2,873,829	2,719	2,876,548
Additions	12,073	1,370	13,443
Disposals	(190,295)	—	(190,295)
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	2,681,095	4,089	2,685,184
Accumulated depreciation
As of January 1, 2020	572,742	—	572,742
Depreciation expense	82,507	—	82,507
Impairment loss on vessels	23,923	—	23,923
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	669,930	—	669,930
Depreciation expense	81,937	—	81,937
Disposals	(44,731)	—	(44,731)
Impairment loss on vessels	103,977	—	103,977
Fully amortized dry-docking component	(14,512)	—	(14,512)
As of December 31, 2021	796,601	—	796,601
Net book value
As of December 31, 2020	2,203,899	2,719	2,206,618
As of December 31, 2021	1,884,494	4,089	1,888,583

Schedule of impairment loss recognized for vessels

	As of and for the year ended December 31, 2021
Vessel	Impairment loss on vessels	Recoverable amount
Methane Rita Andrea	(23,234)	67,697
Methane Jane Elizabeth	(22,573)	70,149
Methane Alison Victoria	(20,118)	71,587
Methane Shirley Elisabeth	(16,869)	69,069
Methane Heather Sally	(21,183)	75,964
Total	(103,977)	354,466